SUPPLEMENT TO THE PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION OF

WELLS FARGO VARIABLE TRUST FUNDS

for the Wells Fargo VT International Equity Fund

(the "Fund")

Effective immediately Venkateshwar (Venk) Lal is added as a portfolio manager to the Fund.

I.Prospectus
  In the section entitled "Fund Summary – Fund Management" for the Fund, the Fund Management table is deleted and replaced with the following:

Manager	Sub-Adviser	Portfolio Manager, Title / Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Venkateshwar (Venk) Lal, Portfolio Manager / 2017 Dale A. Winner, CFA, Portfolio Manager / 2012

In addition, the section entitled "The Sub-Adviser and Portfolio Managers" is supplemented with the following:

Venkateshwar (Venk) Lal Mr. Lal joined Wells Capital Management in 2012, where he currently serves as a Portfolio Manager. Prior to joining Wells Capital Management, Mr. Lal was a Partner and head of risk and trading at EverKey Global Partners, an investment firm he co-founded in 2007.

II. Statement of Additional Information
In the Statement of Additional Information, in the section entitled "Portfolio Managers - Management of Other Accounts”, the Management of Other Accounts tables are amended to add the following information:

Venkateshwar (Venk) Lal[1]	Registered Investment Companies
	Number of Accounts	5
	Total Assets Managed	$476.62M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	2
	Total Assets Managed	$30.85M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	1
	Total Assets Managed	$83.95M
	Number of Accounts Subject to Performance Fee	1
	Assets of Accounts Subject to Performance Fee	$83.95M

1 Mr. Lal became a portfolio manager of the Fund on June 30, 2017. The information presented in this table is as of May 31, 2017, at which time Mr. Lal was not a portfolio manager of the Fund.

June 30, 2017                                                                                                                      VT1067/P1411SP